Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Principal Accounting Policies
Basis of consolidation

(a)Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which the Company is the primary beneficiary with the ownership interests of minority shareholders reported as noncontrolling interests. All significant transactions and balances among the Company, its subsidiaries and VIEs have been eliminated upon consolidation. The Company consolidates a VIE if the Company has the power to direct matters that most significantly impact the activities of the VIE, and has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE.

Basis of presentation

(b)Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The consolidated financial statements are prepared based on the historical cost convention.

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Actual results might differ from those estimates. These estimates and assumptions include, but are not limited to, assessing the following: average playing period of paying players of online games, realization of deferred tax assets and the determination of uncertain tax positions, lower of cost and market value of inventories, useful lives and impairment provision of property, equipment and software and intangibles, assumptions related to stock-based compensation and impairment of long-term investments.

Revenue recognition

(c)Revenue recognition

On January 1, 2018, the Group adopted Topic 606 using the modified retrospective method applied to those contracts which were not completed as of January 1, 2018. Results for reporting periods beginning after January 1, 2018 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported in accordance with the Group's historic accounting under Topic 605. For the year ended December 31, 2018, net revenue recognized from sources other than contracts with customers under ASC 606 was immaterial.

Revenues from contracts with customers are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services, reduced by estimates for return allowances, promotional discounts, rebates and Value Added Tax (“VAT”). The recognition of revenues involves certain management judgments, including estimated lives of virtual items purchased by game players, estimated breakage of game points, return allowance for goods sold, the estimation of the fair value of an advertising-for-advertising barter transaction, volume sales rebates. The amount and timing of the Group’s revenues could be different if management made different judgments or utilized different estimates.

The Group’s service sales represent revenues from online game services, advertising services, other initiative businesses and others. Product sales represent revenue from the sale of products through its e-commerce platform where the Group records revenue on a gross basis. Refer to “Note 24 - Segment Information” for disaggregation of revenue.

(i)Online game services

The Group operates mobile games and PC-client games. The Group is the principal of all games it operates, including both self-developed games and licensed games. As all these games are hosted on the Group’s servers, the Group has the pricing discretion, and is responsible for the sale and marketing of the games as well as customer services. Fees paid to game developers, distribution channels (app stores) and payment channels are recorded as cost of revenues.

Mobile games

The Group generates mobile game revenues from the sale of in-game virtual items, including items, avatars, skills, privileges or other in-game consumables, features or functionality, within the games. The Group’s performance obligation is to provide on-going game services to players who purchased virtual items to gain an enhanced game-playing experience. This performance obligation is satisfied over the playing period of the paying players. Accordingly, the Group recognizes the revenues ratably over the estimated average playing period of these paying players.

The Group considers the average period that players typically play the games and other game player behavior patterns, as well as various other factors to arrive at the best estimates for the estimated playing period of the paying players for each game. If a new game is launched and only a limited period of paying player data is available, then the Group considers other qualitative factors, such as the playing patterns for paying users for other games with similar characteristics and playing patterns of paying players, such as targeted players and purchasing frequency. While the Group believes its estimates to be reasonable based on available game player information, the Group may revise such estimates based on new information indicating a change in the game player behavior patterns and any adjustments are applied prospectively.

PC-client games

The Group sells prepaid point cards to the end users. Customers can purchase physical prepaid point cards in different locations in China, including Internet cafés, software stores, convenience stores and bookstores. Customers can also purchase “virtual” prepaid points from vendors who register the points in the Group’s system and “virtual” prepaid cards online via debit and credit cards or bank transfers via the online payment services platforms, and receive the prepaid point information over the Internet. Customers can use the points to play the Group’s PC-client games, pay for in-game items and use other fee-based services. Proceeds received from the sales of prepaid point cards and online points to players are recorded as deferred revenues.

The Group earns revenue through providing PC-client game services to players under two types of revenue models: time-based revenue model and item-based revenue model. For PC-client games using the time-based model, players are charged based on the time they spend playing games. Revenues are recognized ratably over the game playing period as the performance obligations are satisfied.

Under the item-based model, the basic game play functions are free of charge, and players are charged for purchases of in-game items. In-game items have different life patterns: one-time use, limited life and permanent life.  Revenues from the sales of one-time use in-game items are recognized upon consumption.  Limited life items are either limited by the number of uses (for example, 10 times) or limited by time (for example, three months).  Revenues from the sales of limited life in-game items are recognized ratably based on the extent of time passed or expired or when the items are fully used.  Players are allowed to use permanent life in-game items without any use or time limits.  Revenues from the sales of permanent life in-game items are recognized ratably over the estimated average playing period of the paying players.

The Group considers the average period that players typically play the games and other game player behavior patterns, as well as various other factors, including the acceptance and popularity of expansion packs, promotional events launched and market conditions to arrive at the best estimates for the playing period of the paying players for the permanent in-game items of PC-client games. This estimate is re-assessed on a quarterly basis. Adjustments arising from the changes of estimated playing period of the paying players are applied prospectively as such changes are resulted from new information indicating a change in the game player behavior patterns.

Breakage of unused PC-client game points

The Group recognizes expected breakage associated with the Group’s unused online points with expiry dates in a personal game account as revenue in proportion to the pattern of points consumed by the customer, subject to the constrain for estimating variable consideration. For game points that do not expire, the Group recognizes the expected breakage amount as revenue when the likelihood of the customer exercising its remaining rights becomes remote.

(ii)E-commerce

The Group’s e-commerce businesses mainly include cross-border and domestic e-commerce business. The Group established its cross-border e-commerce platform Kaola, in January 2015 and primarily sells imported maternity and baby products, skincare and cosmetics and other general merchandise through online direct sales.

In addition, the Group established its domestic e-commerce platform Yanxuan, in April 2016 and sells its private label products, including apparel, homeware, kitchenware and other general merchandise which are sourced primarily directly from original design manufacturers in China.

The Group is the principal for the online direct sales, as it controls the inventory before they are transferred to customers. The Group has the primary responsibility for fulfilling the contracts, bears the inventory risk, and has sole discretion in establishing the prices. E-commerce revenues from online direct sales are recognized when control of the goods is transferred to the customer, which generally occurs upon our delivery to the customer.

The Group also act as the marketplace service provider for third-party vendors to sell their products on the Group’s platform. In online marketplace business, third-party sellers offer products to customers on the Group’s platform and the Group acts as the marketplace service provider. The Group is not the seller of the third-parties’ goods in these transactions and recognize revenue when services are rendered based on a pre-determined service fee rate.

The Group also provides discount coupons to its customers for use in purchases on the Kaola and Yanxuan platform, which are treated as a reduction of revenue when the related transaction is recognized.

Return allowance

Return allowances, which reduce revenue and cost of sales, are estimated using historical experience. Liabilities for return allowances and rights to recover products from customers associated with the Group's liabilities are recorded as "Accrue liabilities and other payables" and "Inventories,net", respectively, on the Group's consolidated balance sheets. Both of the balances are not material as of December 31, 2017 and 2018.

(iii)Advertising services

The Group derives its advertising revenues principally from short-term online advertising contracts. Advertising service contracts may consist of multiple performance obligations with a typical term of less than three months. Each performance obligation generally represent different formats of advertisement, including but not limited to banners, text-links, videos, logos, buttons and rich media. In arrangements where the Group has multiple performance obligations, the transaction price is allocated to each performance obligation using the relative stand-alone selling price. The Group generally determines standalone selling prices based on the prices charged to customers. If the performance obligation has not been sold separately, the Group estimates the standalone selling price by taking into consideration of the pricing for advertising areas of the Group’s platform with a similar popularities and advertisements with similar formats and quoted prices from competitors as well as other market conditions. Considerations allocated to each performance obligation is recognized as revenue over the advertisement display period, which is usually within three months.

The Group also enters into performance-based advertising arrangements with customers. The Group enters into cost per mille ("CPM"), or cost per thousand impressions, advertising arrangements with customers, under which the Group recognizes revenues based on the number of times that the advertisement has been displayed.

The Group also enters into cost per action ("CPA") advertising arrangements with customers, under which the Group recognizes revenues based on the number of actions completed resulted from the advertisements, including but not limited to when users click on links.

Certain customers may receive volume rebates, which are accounted for as variable consideration. The Group estimates annual expected revenue volume with reference to their historical results and reduce revenues recognized.

The Group recognizes revenue from providing advertising service in exchange for non-cash consideration, usually advertising services, promotional benefits, content, consulting services and software provided by counterparties, at the fair value of the non-cash consideration measured as of contract inception date. If the Group is not able to reliably determine the fair value of noncash consideration in some situations, the value of the noncash consideration received is measured indirectly by reference to the standalone selling price of advertising services provided by the Group.

The Group has been engaged in certain advertising barter transactions, which primarily involved exchanges of advertising services rendered by the Group for advertising, promotional benefits, content, consulting services and software provided by the counterparties. For the years ended December 31, 2016 and 2017, no revenue from rendering advertising services in exchange for non-cash consideration was recognized as the fair value was not determinable. For the year ended December 31, 2018, revenue from rendering adverting services in exchange for non-cash consideration is insignificant.

(iv)Innovative businesses and others

On December 31, 2018, the Group renamed its "e-mail and others" segment to "innovative businesses and others" to better articulate the businesses included in this segment. For details please see Note 24 - Segment Information.

Revenue from innovative businesses and others is predominantly derived from fee-based premium services, online payment platform services and other online services. Fee-based premium services revenues, mostly operated on either consumption-basis or a monthly subscription basis, are derived principally from providing premium live-streaming services, online music services, online reading, e-mail and other innovative businesses. Prepaid subscription fees collected from customers are deferred and are recognized as revenue on a straight-line basis by the Group over the subscription period, during which customers can access the premium online services provided by the Group. Fees collected from customer to be consumed to purchase online services are recognized as revenue when related services are rendered.

The Group generates revenue from the operation of its live streaming platforms whereby users can enjoy live performances provided by the hosts and interact with the hosts. Most of the hosts host the performance on their own. The Group creates and sells virtual items to users so that the users present them simultaneously to hosts to show their support. The virtual items sold by the Group comprise of either (i) consumable items or (ii) time-based item, such as privilege titles etc. Under the arrangements with the hosts, the Group shares with them a portion of the revenues derived from the sales of virtual items. Revenues derived from the sale of virtual items are recorded on a gross basis as the Group acts as the principal to fulfill all obligations related to the sale of virtual items. Accordingly, revenue is recognized when the virtual item is delivered and consumed if the virtual item is a consumable item or, in the case of time-based virtual item, recognized ratably over the period each virtual item is made available to the user.

In February 2009, the Group launched its NetEase Pay payment platform, through which customers registered for NetEase Pay operations can deposit money in their accounts and use the accounts to pay for game point cards and other fee-based services and products. The Group recognizes revenue when services are rendered to account holders in accordance with service agreement.

The Group offers online services related to third-party virtual products to facilitate the sale of products from third-party providers. The Group acts as an agent and do not buy, sell, manufacture, or design such products. Revenues are recognized when services are rendered to customers based on the pre-determined service fee rate. The Group also operated its "Duobao" platform, which provides services that allow users to purchase the virtual currency, "Duobao Bi", and use them to exchange for products. For the services where the Group acts as an agent, products are provided by third-party suppliers and revenues are recognized on a net basis when services are rendered. The Group terminated the Duobao platform in early 2017.

Practical Expedients

The Group has used the following practical expedients as allowed under ASC 606:

(i)The effects of a significant financing component has not been adjusted for contracts which the Group expects, at contract inception, that the period between when the Group transfers a promised good or service to the customer and when the customer pays for that good or service will be one year or less.

(ii)The Group applied the portfolio approach in determining the commencement date of consumption and the estimated average playing period of paying players for PC-client games permanent virtual items and of mobile games for the recognition of online game revenue given that the effect of applying a portfolio approach to a group game players’ behaviors would not differ materially from considering each one of them individually.

(iii)The Group elects to expense the costs to obtain a contract as incurred when the expected amortization period is one year or less.

Contract Balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent amounts invoiced and revenue recognized prior to invoicing, when the Group has satisfied its performance obligations and has the unconditional right to payment. The Group closely monitors the collection of its accounts receivables and records a reserve for doubtful accounts against aged accounts and for specifically identified non-recoverable amounts. If the economic situation and the financial condition of the customer deteriorate resulting in an impairment of the customer’s ability to make payments, additional allowances might be required. Accounts receivables balances are written off when they are determined to be uncollectible.

The following table sets out the movements of the allowance for doubtful accounts for the years ended December 31, 2016, 2017 and 2018 (in thousands):

			Write-off of receivable
		Charged to/(Write-back	balances and
	Balance at	against) cost and	corresponding	Balance at
	January 1,	expenses	provisions	December 31,
	RMB	RMB	RMB	RMB
2016	14,185	9,952	(1)	24,136
2017	24,136	60,826	(53)	84,909
2018	84,909	50,954	(5,215)	130,648

The Group's right to consideration in exchange for goods or services that the Group has transferred to a customer is recognized as a contract asset. Contract assets as of January 1, 2018 and December 31, 2018 were not material.

A contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer. Contract liabilities are presented as “Deferred Revenue” on the consolidated balance sheets of the Group. Refer to Note 14 - Deferred revenue for further information, including changes in deferred revenue during the year.

Cost of revenues

(d)Cost of revenues

Costs of revenues consist primarily of purchase price, inbound shipping costs and inventory write downs , staff costs, royalties and consultancy fees related to licensed games, revenue sharing cost related to mobile games, depreciation and amortization of computers and software, server custody fees, bandwidth, and other direct costs of providing these services. These costs are charged to the consolidated statements of operations and comprehensive income as incurred. Shipping and handling costs, which primarily include third-party delivery costs relating to the delivery of products from distribution centers to customers, fulfillment expenses occurred in the Group's various distribution facilities and packing material expenses, are classified as selling and marketing expenses. Shipping and handling costs included in selling and marketing expenses were approximately RMB503.0 million, RMB1,182.7 million and RMB1,670.4 million (US$242.9 million) for the years ended December 31, 2016, 2017 and 2018, respectively.

Research and development costs

(e)Research and development costs

Research and development costs mainly consist of personnel-related expenses and technology service costs incurred for the development of online games prior to the establishment of technological feasibility and costs associated with new products development. For the years ended December 31, 2016, 2017 and 2018, the costs incurred for development of online game products have not been capitalized because the period after the date technical feasibility is reached and the time when the game is marketed is short historically and the development cost incurred in the period are insignificant.

Cash, cash equivalents and time deposits

(f)Cash, cash equivalents and time deposits

Cash and cash equivalents mainly represent cash on hand, demand deposits placed with large reputable banks in Hong Kong or China, and highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase with terms of less than three months. As of December 31, 2017, there were cash at bank and demand deposits with terms of less than three months denominated in US dollars, HK dollars and Euro amounting to approximately US$112.5 million, HK$5.3 million and Euro1.6 million, respectively. As of December 31, 2018, there were cash at bank and demand deposits with terms of less than three months denominated in US dollars , HK dollars and Euro amounting to approximately US$269.9 million, HK$90.7 million and Euro1.0 million, respectively (equivalent to approximately RMB1,852.7 million, RMB79.5 million and RMB7.7 million, respectively).

Time deposits represent time deposits placed with banks with original maturities of three months or more. As of December 31, 2017, there were time deposits denominated in US dollars amounting to approximately US$2,547.8 million. As of December 31, 2018, there were time deposits denominated in US dollars amounting to approximately US$2,456.3 million (equivalent to approximately RMB16,857.9 million).

As of December 31, 2017 and 2018, the Group had approximately RMB15.1 billion and RMB12.7 billion cash and cash equivalents and time deposits held by its PRC subsidiaries and VIEs, representing 45.1% and 33.1% of total cash and cash equivalents and time deposits of the Group, respectively.

As of December 31, 2017 and 2018, the Group had a restricted cash balance approximately RMB5,927.1 million and RMB4,817.3 million, respectively, comprising as follows (in millions):

	December 31,	December 31,
	2017	2018
	RMB	RMB
Customer deposit of NetEase Pay accounts	1,554.8	1,364.4
Pledge deposits for short-term bank borrowings — Current	4,091.0	2,695.0
Pledge deposits for Letter of Guarantee	271.0	748.5
Others	10.3	9.4
Total	5,927.1	4,817.3

The Group had no other lien arrangements during 2017 and 2018.

Fair value of financial instruments

(g)Fair value of financial instruments

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace

Level 3 — Unobservable inputs which are supported by little or no market activity

The Group’s financial instruments include cash and cash equivalents and time deposits, accounts receivable, prepayments and other current assets, short-term investments, accounts payable, short-term loan,  deferred revenue and accrued liabilities and other payables, which the carrying values approximate their fair value. Please see Note 25 for additional information.

Inventories, net

(h)Inventories, net

Inventories, net mainly represent products for the Group’s e-commerce business, are stated at the lower of cost or net realizable value in the consolidated balance sheets. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. The Group takes ownership, risks and rewards of the products purchased. Write downs are recorded in cost of revenues in the consolidated statements of operations and comprehensive income. Certain costs attributable to buying and receiving products, such as purchase freights, are also included in inventories.

Investments

(i)Investments

Short-term investments

Short-term investments include investments in financial instruments with a variable interest rate indexed to performance of underlying assets, all of which are with an original maturities of less than 12 months.

In accordance with ASC 825, for investments in financial instruments with a variable interest rate indexed to performance of underlying assets, the Group elected the fair value method at the date of initial recognition and carried these investments at fair value. Changes in the fair value are reflected in the consolidated statements of operations and comprehensive income as other income /(expense), net. Fair value is estimated based on quoted prices of similar products provided by banks at the end of each period. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements. Please see Note 5 and Note 25 for additional information.

Long-term investments

Long-term investments are comprised of equity investments in publicly traded companies and privately-held companies.

Equity investments in publicly traded companies are reported at fair value as equity investment with readily determinable fair value. Prior to January 1, 2018, they were classified as available-for-sale equity securities under long-term investments, with unrealized gains or losses, if any, recorded in accumulated other comprehensive income/(loss) in shareholders’ equity. The treatment of a decline in the fair value of an individual security was based on whether the decline was other-than-temporary. The Group assessed its available-for-sale equity securities for other-than-temporary impairment by considering factors including, but not limited to, its ability and intent to hold the individual security, severity of the impairment, expected duration of the impairment and forecasted recovery of fair value. If the Group determines a decline in fair value was other-than-temporary, the cost basis of the individual security was written down to fair value as a new cost basis and the amount of the write-down was accounted for as a realized loss charged to the consolidated statements of comprehensive income. The fair value of the investment would then become the new cost basis of the investment and were not adjusted for subsequent recoveries in fair value. Starting January 1, 2018, upon the adoption of ASU 2016-01, unrealized gains and losses during the year are recognized in other income/(expense), net.

Prior to January 1, 2018, investments in common stock or in-substance common stock issued by privately-held companies on which the Group does not have significant influence, and investments in privately-held companies’ shares that are not ordinary shares or in-substance ordinary shares, as these equity securities do not have readily determinable fair value, the Group carried these investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings that exceed the Group’s share of earnings since its investment. Starting January 1, 2018, upon the adoption of ASU 2016-01, the Group elects to measure these equity securities investments without readily determinable fair value at cost, less impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer (referred to as the measurement alternative). All gains and losses on these equity securities, realized and unrealized, are recognized in other income/(expense), net.

Management regularly evaluates the impairment of the investments in privately-held companies based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in earnings equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Investment in equity method investees

(j)Investment in equity method investees

Investments in common stock or in-substance common stock of investees and limited-partnership investments in which the Group is in a position to exercise significant influence by participating in, but not controlling or jointly controlling, the financial and operating policies are accounted for using the equity method and are reported under long-term investments in the consolidated balance sheets.

Property, equipment and software

(k)Property, equipment and software

Property, equipment and software are stated at cost less accumulated depreciation. Depreciation is calculated on the straight-line basis over the following estimated useful lives, taking into account any estimated residual value:

Building	20 years
Decoration	5 years
Leasehold improvements	lesser of the term of the lease and the estimated useful lives of the assets
Furniture, fixtures, office and other equipment	3-10 years
Vehicles	5 years
Servers and computers	3 years
Software	3 years

Repairs and maintenance expenditures, which are not considered improvements and do not extend the useful life of the property and equipment, are expensed as incurred.

Intangible assets

(l)Intangible assets

Finite-lived intangible assets are tested for impairment if impairment indicators arise. The Group amortizes its finite-lived intangible assets using the straight-line method:

Land use right	over the remaining term of the land use right period
License right	over the license period
Technology	10 years

The Group obtains music content for customers through licensing agreements. When the license fee for music title is determinable or reasonably estimable and the content is available for streaming, the Group recognizes an asset representing the fee and a corresponding liability for the amounts owed. The Group relieves the liability as payments are made and the Group amortizes the asset to “Cost of revenues” on a straight-line basis over the term of the respective licensing agreements.

Advertising expenses

(m)Advertising expenses

The Group expenses advertising costs as incurred and reports these costs under selling and marketing expense. Advertising expenses totaled approximately RMB1,116.9 million, RMB2,310.6 million and RMB2,933.8  (US$426.7 million) for the years ended December 31, 2016, 2017 and 2018, respectively.

Foreign currency translation

(n)Foreign currency translation

The Group’s reporting currency is RMB. The Company and its subsidiaries and VIEs, with an exception of several subsidiaries incorporated in Cayman Islands, use RMB as their functional currency. In 2017, several of the Company’s subsidiaries incorporated in Cayman Islands changed their functional currency from RMB to US$. The determination of the respective functional currency is based on the criteria of ASC 830, Foreign Currency Matters and such change has not resulted in any material effect on the Group’s financial statements.

Transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. The resulting exchange differences are included in the consolidated statements of operations and comprehensive income.

Assets and liabilities of the Group companies are translated from their respective functional currencies to the reporting currency at the exchange rates at the balance sheet dates, equity accounts are translated at historical exchange rates and revenues and expenses are translated at the average exchange rates in effect during the reporting period. The exchange differences for the translation of group companies with non-RMB functional currency into the RMB functional currency are included in foreign currency translation adjustments, which is a separate component of shareholders’ equity on the consolidated financial statements.

Translations of amounts from RMB into United States dollars for the convenience of the reader were calculated at the noon buying rate of US$1.00 = RMB6.8755 on the last trading day of 2018 (December 31, 2018) as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into United States dollars at such rate.

Share-based compensation

(o)Share-based compensation

Under its 2009 Restricted Share Unit Plan (see Note 18(a)), the Company issues restricted share units (RSUs) to its employees, directors and consultants with performance conditions and service vesting periods ranging from one year to five years. Some of the RSUs issued are to be settled, at the Company’s discretion, in stock or cash upon vesting based on the stock price at grant date. At each reporting period, the Company evaluates the likelihood of performance conditions being met. Share-based compensation costs are then recorded for the number of RSUs expected to vest on a graded-vesting basis, net of estimated forfeitures, over the requisite service period. The compensation cost of the RSUs to be settled in stock only is measured based on the fair value of stock when all conditions to establish the grant date have been met. The compensation cost of RSUs to be settled either in stock or cash at the Company’s discretion is remeasured until the date when settlement in stock or cash is determined by the Company.

The Company records share-based compensation to the consolidated statements of operations and comprehensive income with the corresponding credit to the additional paid-in-capital for share options and RSUs to the extent that such awards are to be settled only in stock.

Certain subsidiaries of the Company granted options exercisable for ordinary shares to certain of the Group’s employees. The options expire five to seven years from the date of grant and either vest or have a vesting commencement date upon certain conditions being met (“Vesting Commencement Date”). The Group adopts the binomial option pricing model to determine the fair value of stock options and accounts for share-based compensation cost using an estimated forfeiture rate.

Forfeitures were estimated based on the Group’s weighted average historical forfeiture rate of the past five years. Differences between actual and estimated forfeitures are expensed in the period that the differences occur. See Note 18 for further information regarding share-based compensation assumptions and expense.

Taxation

(p)Taxation

Income tax expense is recognized in accordance with the laws of the relevant taxing authorities, with deferred taxes being provided for temporary differences between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws. Tax rate changes are reflected in income during the period the changes are enacted.

A deferred income tax asset or liability is computed for the expected future impact of differences between the financial reporting and tax bases of assets and liabilities as well as the expected future tax benefit to be derived from tax loss and tax credit carry forwards.

Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount “more likely than not” to be realized in future tax returns.

For a particular tax-paying component of an enterprise and within a particular tax jurisdiction, all deferred tax assets and liabilities are offset and presented as a single amount. The Group does not offset deferred tax assets and liabilities attributable to different tax-paying components of the enterprise or to different tax jurisdictions.

The Group reports tax-related interest expense and penalty in Other, net in the consolidated statements of operations and comprehensive income, if there is any.  The Group did not incur any material penalty or interest payments in connection with tax positions during the years ended December 31, 2016, 2017 and 2018.

The Group did not have any significant unrecognized uncertain tax positions as of December 31, 2017 and 2018.

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.

Net earnings per share ("EPS") and per American Depositary Share ("ADS")

(q)Net earnings per share (“EPS”) and per American Depositary Share (“ADS”)

Basic earnings per share is computed on the basis of the weighted-average number of ordinary shares outstanding during the period under measurement. Diluted earnings per share are based on the weighted-average number of ordinary shares outstanding and potential ordinary shares. Potential ordinary shares result from the assumed exercise of outstanding stock options, RSUs or other potentially dilutive equity instruments, when they are dilutive under the treasury stock method or the if-converted method.

Statutory reserves

(r)Statutory reserves

The Company’s subsidiaries and VIEs incorporated in China are required to make appropriations to certain non-distributable statutory reserves. In accordance with the laws applicable to foreign invested enterprises in China, its subsidiaries have to make appropriations from its after-tax profit as reported in their PRC statutory accounts to non-distributable statutory reserves including (i) general reserve fund. (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund is at least 10% of the after-tax profits as reported in the PRC statutory accounts. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. The appropriation to the other reserve funds is at the discretion of the board of directors of the respective company. At the same time, the Company’s VIEs, in accordance with the China Company Laws, must make appropriations from their after-tax profit as reported in their PRC statutory accounts to non-distributable statutory reserves including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund is at least 10% of the after-tax profits as reported in their PRC statutory accounts. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the board of directors of the respective companies.

The general reserve fund and statutory surplus fund are restricted to set off against losses, expansion of production and operation or increase in the registered capital of the respective companies. The staff bonus and welfare fund is available to fund payments of special bonuses to staff and for collective welfare benefits. Upon approval by the board of directors, the discretionary surplus and enterprise expansion fund can be used to offset accumulated losses or to increase capital.

The staff bonus and welfare fund is a liability in nature. The other statutory reserves are not transferable to the Company in the form of cash dividends, loans or advances, and therefore are not available for distribution except in liquidation.

Noncontrolling interests and Redeemable noncontrolling interests

(s)Noncontrolling interests and Redeemable noncontrolling interests

Noncontrolling interests are recognized to reflect the portion of the equity of majority-owned subsidiaries and VIEs which is not attributable, directly or indirectly, to the controlling shareholder.

The noncontrolling interest will continue to be attributed its share of losses even if that attribution results in a deficit noncontrolling interest balance.

Redeemable noncontrolling interests represent redeemable equity interests issued by the Group’s subsidiaries to certain investors (see Note 15), and have been classified as mezzanine classified noncontrolling interests in the consolidated financial statements as these redeemable interests are contingently redeemable upon the occurrence of certain conditional events, which is not solely within the control of the Group. The Group accreted the redeemable equity interests to their redemption value, which is purchase price plus interest per year over the period since issuance to the earliest redemption date. The accretions were recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in capital. Once additional paid-in capital had been exhausted, additional charges were recorded by increasing the accumulated deficit.

Related parties

(t)Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, stockholder, or a related corporation.

Comprehensive income

(u)Comprehensive income

Comprehensive income is defined as the change in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders.

Comprehensive income for the years ended December 31, 2016 and 2017 includes net income, change in unrealized gains/(losses) on marketable securities classified as available-for-sale securities (net of tax) and foreign currency translation adjustment. Starting from January 1, 2018, upon adoption of ASU 2016-01, gain/(losses) on marketable securities are recognized in other income/(expense), net.

Segment reporting

(v)Segment reporting

The Group’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements is set out in detail under Note 24.

Dividends	(w)Dividends Dividends of the Company are recognized when declared.
Recently adopted accounting pronouncements

(x)Recently adopted accounting pronouncements

Revenue from Contracts with Customers

In May 2014, the FASB issued Accounting Standards Update No. 2014-09 (Topic 606) "Revenue from Contracts with Customers." Topic 606 supersedes the revenue recognition requirements in Topic 605 "Revenue Recognition" (Topic 605), and requires entities to recognize revenue when control of the promised goods or services is transferred to customers at an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. The Group adopted Topic 606 on January 1, 2018 using the modified retrospective method. Additionally, the Group elected to apply the new revenue accounting standard only to contracts not completed as of the adoption date. The Group recognized the cumulative effect of initially applying the new revenue accounting standard as an adjustment to the opening balance of retained earnings. The comparative financial statements have not been restated and continue to be reported under the accounting standards in effect for those periods.

The adoption of Topic 606 primarily impacts the accounting of the recognition of breakage associated with the Group’s unused online points in a personal game account as a result of recording revenue based upon estimates of breakage under the new revenue standard. Under Topic 605, revenue for unused points was not recorded until the points expired. Thus, for unused points, revenue is recorded earlier under the new standard. The cumulative-effect adjustment upon adoption includes a reduction of its deferred revenue of approximately RMB81.7 million and a net increase to its retained earnings of approximately RMB27.4 million (net of tax). Revenues of related game points would have been recorded in the consolidated statement of operations and comprehensive income for the year ended December 31, 2018 under Topic 605 based on its actual expiry date. Therefore, adoption of the new revenue accounting standard impacted the Company’s consolidated statement of operations and comprehensive income for the year ended December 31, 2018 by reducing RMB81.7 million of revenues. The adoption of Topic 606 does not have significant impact to other used game points as of December 31, 2018.

Financial Instruments - Recognition and Measurement

In January 2016, the FASB issued Accounting Standards Update No. 2016-01 (ASU No. 2016-01) “Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities.” The Group adopted this guidance on January 1, 2018, and RMB38.2 million of accumulated other comprehensive income for the Group's available-for-sale equity securities that existed as of December 31, 2017 was reclassified into retained earnings upon the adoption. For equity investments without readily determinable fair value, the Group elected to measure them at their costs minus impairment (if any), plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar investments of the same issuer. The Group did not record any changes to the carrying value of equity investments without readily determinable fair value for the year ended December 31, 2018.

Statement of Cash Flows

In November 2016, the FASB issued ASU 2016-18 “Statement of Cash Flows (Topic 230): Restricted Cash”. The guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown in the statement of cash flows. The standard should be applied using a retrospective transition method to each period presented. The Group adopted this guidance on January 1, 2018 on a retrospective transition method. Pursuant to the new guidance, the net change of cash, cash equivalents and restricted cash increased RMB2,140.6 million and decreased RMB393.8 million for the year ended 31 December, 2016 and 2017, respectively, compared to the amounts presented under previous guidance.

Recently issued accounting pronouncements not yet adopted

(y)Recently issued accounting pronouncements not yet adopted

In February 2016, the FASB issued ASU 2016-02 “Leases” as amended, which generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements. The Group will adopt the new standard effective January 1, 2019 on a modified retrospective basis and will not restate comparative periods. The Group estimate approximately RMB861.5 million would be recognized as total right-of-use assets and total lease liabilities on its consolidated balance sheet as of January 1, 2019. Other than disclosed, the Group do not expect the new standard to have a material impact on the net assets of the consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13 “Financial Instruments-Credit Losses (Topic 326)”, which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early application will be permitted for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Group is currently evaluating the impact that the standard will have on its consolidated financial statements and related disclosures.

In June 2018, the FASB issued ASU No. 2018-07, Compensation - Stock Compensation (Topic 718):  Improvements to Employee Share-Based Payment Accounting. The guidance simplifies the accounting for share-based payments made to non-employees so the accounting for such payments is substantially the same as those made to employees. The guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Group does not expect the adoption of this guidance to have a material impact on the consolidated financial statements.